Fair Value - Gains and Losses Recognized in the Income Statement on Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Trading	€ (1,244)	€ (4,431)
Designated	€ 21,207	€ (35,205)